Investment Securities - Contractual Maturities of Fixed Maturity AFS Securities (Details 4) $ in Millions	Dec. 31, 2015 USD ($)
Fair Value
Due in 1 year or less	$ 96
Due after 1 year through 5 years	165
Due after 5 years through 10 years	54
Due after 10 years	123
Mortgage-backed, asset-backed, and collateralized securities	147
Fair Value	585
Amortized Cost
Due in 1 year or less	96
Due after 1 year through 5 years	166
Due after 5 years through 10 years	55
Due after 10 years	132
Mortgage-backed, asset-backed, and collateralized securities	148
Amortized Cost	$ 597